Founder Preferred Shares Dividend Reserve (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of classes of share capital

	2023	2022	2021
	€m	€m	€m
Balance as of January 1	13.8	6.9	8.3
Non-Executive Directors' restricted share awards charge	0.6	0.6	0.8
Directors' and Senior Management share awards charge	23.5	7.5	4.3
Shares issued upon vesting of awards	(0.3)	(0.4)	(0.7)
Reclassification of awards for settlement of tax liabilities	(6.2)	(0.8)	(5.8)
Balance as of December 31	31.4	13.8	6.9